Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses	$ 39,813		$ 39,632	$ 38,539	$ 28,726
Available-for-sale, amortized cost	$ 972,315	$ 972,315	$ 906,135
Common stock, par value (in dollars per share)	$ 2.00		$ 2.00
Common stock, shares authorized (in shares)	50,000,000		50,000,000
Common stock, shares issued (in shares)	11,472,181		11,201,504
Common stock, shares outstanding (in shares)	11,472,181		11,201,504
Accumulated other comprehensive losses, taxes	$ 39,073		$ 2,235